Schedule of reconciliation between income tax expense and accounting profit (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Tax calculated based on profit before tax and statutory tax rate	$ 16,650	$ 11,467	$ 28,055
Effects from adjustments based on tax regulation	(13,684)	(7,182)
Change in assessment of realization of deferred tax assets	1,905		(432,068)
Prior year income tax under provision	595	519	19,588
Tax on unappropriated retained earnings			1,377
others		708
Income tax expense (credit)	$ 5,466	$ 5,512	$ (383,048)